Segment financial information (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the six-month period ended June 30, 2022	Exploration and Production	Industrial Transformation	Logistics	DPRLP (3)	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.308,298,472	543,671,001	—	126,668,052	169,781,579	—	10,356,048	—	1,158,775,152
Intersegments	374,019,724	145,380,711	41,159,889	8,413,658	379,281,826	38,006,417	32,371,556	(1,018,633,781)	—
Services income	55,992	542,874	755,518	837,375	1,069,040	528	6,389	—	3,267,716
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	21,547,474	40,823,408	1,474,790	—	282,438	—	—	—	64,128,110
Cost of sales	280,517,474	767,234,738	29,597,122	120,070,610	541,457,523	557,103	40,759,361	(981,395,848)	798,798,083

Gross income (loss)	423,404,188	(36,816,744)	13,793,075	15,848,475	8,957,360	37,449,842	1,974,632	(37,237,933)	427,372,895
Distribution, transportation and sales expenses	226,909	7,989,966	59,280	—	558,584	(3,187)	38,666	(2,147,372)	6,722,846
Administrative expenses	31,412,215	28,375,029	8,800,091	508,938	1,410,341	35,620,463	3,392,418	(35,021,478)	74,498,017
Other revenue	3,484,143	78,118,751	177,347	3,133,094	10,580,467	230,142	3,404,033	—	99,127,977
Other expenses	(2,264,706)	(375,144)	30,061	—	(540,935)	(370,102)	(941)	82,443	(3,439,324)

Operating income (loss)	392,984,501	4,561,868	5,141,112	18,472,631	17,027,967	1,692,606	1,946,640	13,360	441,840,685
Financing income	44,686,370	164,570	5,079,505	—	222,582	77,818,150	133,207	(110,799,674)	17,304,710
Financing cost	(59,434,819)	(15,457,118)	(296,757)	(214,475)	(1,397,534)	(97,690,436)	(542,231)	110,786,315	(64,247,055)
Derivative financial instruments (cost) income, net	(20,621,361)	(10,391)	—	—	(2,930,121)	(947,280)	—	—	(24,509,153)
Foreign exchange (loss), net	74,693,931	8,282,488	8,240	—	(146,636)	(2,072,184)	684,332	—	81,450,171
Profit (loss) sharing in joint ventures and associates	(405,548)	341,643	6	—	18,885,053	267,989,641	40,820,699	(327,470,346)	161,148
Taxes, duties and other	208,691,330	—	2,578,759	—	(722,559)	(1,126,984)	88,371	—	204,351,399

Net income (loss)	Ps.223,211,744	(2,116,940)	12,510,865	18,258,156	32,383,870	247,917,481	42,954,276	(327,470,345)	247,649,107

Total current assets	979,042,627	367,043,509	231,024,257	55,013,925	292,459,523	1,414,160,573	84,031,692	(2,755,314,252)	667,461,854
Total non-current assets	867,060,158	496,326,230	152,162,580	30,705,571	108,937,316	710,738,714	365,154,818	(1,022,283,360)	1,708,802,027
Total current liabilities	499,049,785	969,188,156	60,513,362	29,460,949	250,158,040	1,800,467,446	47,188,222	(2,754,995,139)	901,030,821
Total non-current liabilities	2,062,100,357	596,704,026	68,046,714	3,496,145	558,080	1,993,968,136	37,591,774	(1,617,554,707)	3,144,910,525
Equity (deficit), net	(715,047,357)	(702,522,443)	254,626,761	52,762,402	150,680,719	(1,669,536,295)	364,406,514	594,952,234	(1,669,677,465)
Depreciation and amortization	56,101,453	6,770,498	2,971,718	2,147,037	184,256	282,795	956,236	—	69,413,993
Depreciation of rights of use	186,043	1,862,027	318,829	—	358,045	33,486	36,792	—	2,795,222
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	17,814,976	25,952,724	4,009,029	—	875	15,802,644	21,011	—	63,601,259
Interest income (1)	69,819	164,090	—	—	27,615	4,453,222	17,349	—	4,732,095
Interest cost (2)	144,764	2,062,076	300,178	214,475	1,226,182	62,203,369	476,806	—	66,627,850

(1)	Included in financing income.
(2)	Included in financing cost.
(3)	Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

As of/for the three-month period ended June 30, 2022	Exploration and Production		Industrial Transformation	Logistics	DPRLP (3)	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	176,402,007	307,807,438	—	74,122,078	90,954,226	—	4,885,945	—	654,171,694
Intersegments		202,242,892	81,438,009	22,608,212	16,063,587	243,866,576	21,491,009	22,859,915	(610,570,200)	—
Services income		45,833	240,376	332,289	(10,005)	464,770	221	3,156	—	1,076,640
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		9,990,163	36,040,099	1,474,790	—	282,438	—	—	—	47,787,490
Cost of sales		154,405,392	452,943,152	15,967,750	78,458,043	334,450,072	306,429	25,769,717	(588,950,507)	473,350,048

Gross income (loss)		234,275,503	(27,417,230)	8,447,541	11,717,617	1,117,938	21,184,801	1,979,299	(21,619,693)	229,685,776
Distribution, transportation and sales expenses		95,812	4,143,250	43,281	—	257,652	(5,308)	23,635	(1,144,499)	3,413,823
Administrative expenses		17,086,738	14,507,399	4,443,379	508,132	753,675	17,435,165	2,157,880	(20,404,739)	36,487,629
Other revenue		1,152,714	66,320,115	162,645	(37,434)	144,191	99,443	1,021,310	—	68,862,984
Other expenses		(691,951)	(262,533)	21,840	—	(411,970)	(62)	(195)	87,419	(1,257,452)

Operating income (loss)		217,553,716	19,989,703	4,145,366	11,172,051	(161,168)	3,854,325	818,899	16,964	257,389,856
Financing income		17,205,283	105,124	2,744,749	—	135,093	39,675,983	106,516	(55,682,480)	4,290,268
Financing cost		(30,858,509)	(8,145,452)	(143,080)	(90,462)	(768,596)	(50,092,918)	(307,257)	55,665,519	(34,740,755)
Derivative financial instruments (cost) income, net		(15,003,046)	(11,554)	—	—	(1,476,609)	(266,740)	—	—	(16,757,949)
Foreign exchange (loss), net		15,945,048	4,611,961	16,825	—	(64,713)	(548,431)	(312,480)	—	19,648,210
Profit (loss) sharing in joint ventures and associates		(111,041)	62,323	(1,121)	—	10,085,425	131,492,618	16,961,908	(158,392,970)	97,142
Taxes, duties and other		113,131,952	—	6,814,141	—	(499,450)	(1,126,984)	79,989	—	104,771,366

Net income (loss)	Ps.	91,599,499	16,612,105	13,576,880	11,081,589	8,248,882	125,241,821	17,187,597	(158,392,967)	125,155,406

Depreciation and amortization		29,691,333	3,271,172	1,489,959	1,100,491	92,774	134,641	490,130	—	36,270,500
Depreciation of rights of use		16,230	931,013	144,078	—	175,734	16,743	18,555	—	1,302,353
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		8,578,072	12,600,962	1,790,501	—	(1,378)	7,607,346	10,506	—	30,586,009
Interest income (1)		37,475	104,695	(746)	—	8,243	1,425,746	45,226	—	1,620,639
Interest cost (2)		44,344	903,139	151,231	214,475	651,075	31,596,305	274,608	—	33,835,177

(1)	Included in financing income.
(2)	Included in financing cost.
(3)	Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

As of/for the six-month period ended June 30, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	206,706,617	318,437,410	—	132,581,557	—	5,199,561	—	662,925,145
Intersegments		200,919,297	76,375,499	40,891,703	176,130,213	32,643,403	10,612,463	(537,572,578)	—
Services income		42,762	174,569	1,407,366	431,703	1,057	6,270	—	2,063,727
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		28,192,228	3,890,372	109,860	—	—	—	—	32,192,460
Cost of sales		202,361,364	431,665,030	22,060,617	297,963,237	525,033	15,542,407	(506,278,968)	463,838,720

Gross income (loss)		233,499,540	(32,787,180)	20,348,312	11,180,236	32,119,427	275,887	(31,293,610)	233,342,612
Distribution, transportation and sales expenses		167,743	7,764,429	98,483	742,884	(51,110)	107,532	(1,916,209)	6,913,752
Administrative expenses		26,153,766	24,650,353	7,868,371	779,982	35,175,973	1,959,576	(29,337,666)	67,250,355
Other revenue		1,378,180	2,660,105	69,256	156,327	172,483	1,047,063	—	5,483,414
Other expenses		(1,041,832)	(109,792)	169,574	(4,738)	(118)	(14,102)	45,191	(955,817)

Operating income (loss)		207,514,379	(62,651,649)	12,620,288	9,808,959	(2,833,071)	(758,260)	5,456	163,706,102
Financing income		37,893,946	205,019	2,921,438	167,642	70,767,147	131,779	(96,865,969)	15,221,002
Financing cost		(64,308,499)	(7,573,113)	(199,573)	(950,928)	(97,562,862)	(428,608)	96,860,515	(74,163,068)
Derivative financial instruments (cost) income, net		(8,422,174)	(5,942)	—	(1,154,363)	(2,775,369)	—	—	(12,357,848)
Foreign exchange (loss), net		22,864,530	(131,264)	61,832	(122,546)	654,054	269,347	—	23,595,953
(Loss) profit sharing in joint ventures and associates		(192,518)	(19,521)	(2)	(1,156,698)	7,786,262	(2,246,384)	(7,379,423)	(3,208,284)
Taxes, duties and other		135,551,525	—	637,450	618,669	(1,078,490)	58,067		135,787,221

Net (loss) income	Ps.	59,798,139	(70,176,470)	14,766,533	5,973,397	(22,885,348)	(3,090,194)	(7,379,421)	(22,993,364)

Depreciation and amortization		56,428,366	7,512,553	2,780,632	124,117	471,945	880,254	—	68,197,867
Depreciation of rights of use		186,344	2,029,953	159,045	482,173	336,354	60,294	—	3,254,163
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		16,503,105	23,989,048	3,854,837	—	14,742,167	18,391	—	59,107,548
Interest income (1)		6,885	204,924	57,803	36,598	2,809,250	56,368	—	3,171,828
Interest cost (2)		151,064	2,305,834	174,516	891,785	65,263,056	356,370	—	69,142,625

(1)	Included in financing income.
(2)	Included in financing cost.

As of/for the three-month period ended June 30, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	112,143,204	161,510,111	—	69,363,611	—	3,303,411	—	346,320,337
Intersegments		99,561,700	40,431,438	21,406,880	94,335,188	10,441,700	6,188,172	(272,365,078)	—
Services income		26,329	129,689	739,964	192,751	454	26,191	—	1,115,378
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		(13,733,070)	(704,253)	—	—	—	—	—	(14,437,323)
Cost of sales		113,559,192	216,887,134	11,432,901	156,847,516	232,240	9,318,164	(262,890,696)	245,386,451

Gross income (loss)		84,438,971	(15,520,149)	10,713,943	7,044,034	10,209,914	199,610	(9,474,382)	87,611,941
Distribution, transportation and sales expenses		89,816	4,259,392	32,601	361,672	(5,623)	83,022	(1,005,040)	3,815,840
Administrative expenses		8,975,254	11,975,691	1,716,339	418,163	17,956,758	1,070,123	(8,411,951)	33,700,377
Other revenue		740,426	1,923,834	47,177	85,863	147,539	(3,862)	—	2,940,977
Other expenses		(805,255)	(69,033)	85,282	(3,148)	(118)	(5,374)	59,112	(738,534)

Operating income (loss)		75,309,072	(29,900,431)	9,097,462	6,346,914	(7,593,800)	(962,771)	1,721	52,298,167
Financing income		16,538,988	94,789	1,384,779	91,436	34,051,324	83,673	(47,346,085)	4,898,904
Financing cost		(31,001,258)	(3,980,924)	(116,439)	(479,137)	(48,669,453)	(209,951)	47,344,365	(37,112,797)
Derivative financial instruments (cost) income, net		3,088,752	2,168	—	(736,999)	(4,779,769)	—	—	(2,425,848)
Foreign exchange (loss), net		71,050,692	4,374,952	218,953	(101,761)	3,730,310	927,241	—	80,200,387
Profit (loss) sharing in joint ventures and associates		(107,859)	184,185	18	907,020	48,274,532	731,949	(51,356,038)	(1,366,193)
Taxes, duties and other		74,334,821	—	(809,143)	(405,257)	10,601,421	(1,593,454)	—	82,128,388

Net (loss) income	Ps.	60,543,566	(29,225,263)	11,393,916	6,432,730	14,411,723	2,163,595	(51,356,035)	14,364,232

Depreciation and amortization	Ps.	32,302,418	3,850,452	1,121,390	65,864	234,363	440,045	—	38,014,532
Depreciation of rights of use		108,904	1,014,977	571,020	236,051	310,115	35,513	—	2,276,580
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		8,952,586	12,786,223	2,374,865	—	7,961,568	9,195	—	32,084,437
Interest income (1)		4,068	94,742	10,065	21,784	742,337	46,074	—	919,070
Interest cost (2)		88,056	1,131,838	105,439	443,913	31,997,475	174,910	—	33,941,631

(1)	Included in financing income.
(2)	Included in financing cost.

As of/ for the year ended December 31, 2021	Exploration and Production	Industrial Transformation (1)	Logistics	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total

Total current assets	875,933,631	252,372,772	219,321,008	244,042,561	1,970,621,447	71,425,918	(3,175,323,293)	458,394,044
Total non-current assets	837,915,816	418,907,482	154,076,115	40,872,714	448,667,110	220,334,640	(527,069,750)	1,593,704,127
Total current liabilities	495,444,322	776,564,748	62,569,320	189,834,560	2,538,932,078	34,183,072	(3,174,879,770)	922,648,330
Total non-current liabilities	2,203,155,765	657,020,316	77,857,852	792,646	2,050,485,763	27,632,466	(1,717,494,184)	3,299,450,624
Equity (deficit), net	(984,750,640)	(762,304,810)	232,969,951	94,288,069	(2,170,129,284)	229,945,020	1,189,980,911	(2,170,000,783)

(1)
On January 1, 2021, Pemex Fertilizers merged with Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.